Financial gain (loss)	3 Months Ended
Mar. 31, 2026
Financial Income (Loss) [Abstract]
Financial gain (loss)	Financial gain (loss)
The financial loss breaks down as follows:

(amounts in thousands of euros)
FINANCIAL GAIN (LOSS)	FOR THE THREE MONTHS ENDED MARCH 31, 2025	FOR THE THREE MONTHS ENDED MARCH 31, 2026
Interest on bond loans	(2,155)	—
Interest on convertible loan notes	(1,356)	—
Interest on PGE	(22)	—
Interest on royalty certificates	(983)	(2,527)
Interest on lease liabilities	(19)	(13)
(Increase) / decrease in derivatives fair value	(175)	—
Increase / (decrease) in other liabilities / (assets) at fair value through profit and loss	(1,051)	—
Foreign exchange losses	(954)	(2,223)
Other financial expense	(6)	(6)
Financial expenses	(6,723)	(4,769)
Interest income	859	644
(Increase) / decrease in derivatives fair value	145	—
Increase / (decrease) in other liabilities (assets) at fair value through profit and loss	—	3,274
Effect of unwinding the discount related to advances made to CROs	233	125
Day-one gain on recognition of financial liabilities	147	—
Foreign exchange gains	80	8,715
Other financial income	88	—
Financial income	1,552	12,759
Financial gain (loss)	(5,170)	7,989
Financial expenses
Interest on bond loans consists of interests from the Kreos / Claret B and C tranches (non-convertible bonds), drawn down in March and June 2024, respectively, and redeemed in December 2025 (see Note 15.1).
Interest on convertible loan notes for the three-month period ended March 31, 2025 corresponds to interests from the Kreos / Claret
OCABSA (tranche A) and from the Heights notes, which were converted into ordinary shares of the Group during the second half of
2025 (see Notes 15.1 and 15.2).
Interest on royalty certificates are detailed in Notes 15.5 and 15.7.
Increases and decreases in the fair value of derivatives for the three-month period ended March 31, 2025 relate to the Kreos / Claret
BSA and MRI and are detailed in Notes 15.1, 15.2 and 15.7.
The increase in other liabilities at FVTPL mainly relate to the Heights notes for the three-month period ended March 31, 2025 (see
Note 15.2).
Foreign exchange losses for the three-month period ended March 31, 2025 relate to the translation of cash and cash equivalents held in
U.S. dollars into the Group's presentation currency as of March 31, 2025, resulting in a loss of €447 thousand, and to other realized and unrealized losses on foreign exchange transactions.
Foreign exchange losses for the three-month period ended March 31, 2026 relate to an intercompany payable with the Subsidiary denominated in U.S. dollars, which settlement resulted in a net loss of €1,835 thousand, and to other realized and unrealized losses on foreign exchange transactions (see Note 11).
Financial income
Interest income mainly relates to proceeds invested in cash equivalents and other investments measured at amortized cost, while increases in assets measured at FVTPL mainly relate to proceeds invested in cash equivalents measured at FVTPL. These proceeds primarily originate from (i) the Group's initial public offering on the Nasdaq Global Market and the concurrent European Private
Placement from October 2023, (ii) the Kreos / Claret and Heights Financings and (iii) the Group's public Offering from July 2025 (see
Note 11).
Foreign exchange gains for the three-month period ended March 31, 2026 relate to (i) the revaluation of the intercompany current account with the Subsidiary denominated in U.S. dollars, resulting in a net gain of €5,912 thousand, (ii) the translation of cash and cash equivalents held in U.S. dollars into the Company's functional currency as of March 31, 2026, resulting in a net gain of
€2,500 thousand (see Note 11), and (iii) other realized and unrealized gains on foreign exchange transactions.